Real Estate Properties (Tables)	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
Schedule of allocation of purchase price
Our allocation of the purchase price of these acquisitions based on the estimated fair value of the acquired assets and assumed liabilities is presented in the table below.

			Number
			of				Buildings	Other		Acquired
Acquisition			Properties/	Square	Purchase		and	Assumed	Acquired	Lease
Date	Location	Type	Buildings	Feet	Price (1)	Land	Improvements	Assets	Leases	Obligations
Jan-16	Sacramento, CA (2)	Office	1/1	337,811	$79,508	$4,688	$61,995	$2,167	$11,245	$(587)
Jul-16	Atlanta, GA (3)	Land	—	—	1,670	1,670	—	—	—	—
Dec-16	Rancho Cordova, CA (2)	Office	1/1	82,896	13,943	1,466	8,797	—	3,680	—
Dec-16	Chantilly, VA (2)	Office	1/3	409,478	104,183	6,966	74,214	—	23,003	—
			3/5	830,185	$199,304	$14,790	$145,006	$2,167	$37,928	$(587)

(1)	Excludes acquisition costs.

(2)	Accounted for as a business combination.

(3)
On July 6, 2016, we acquired a land parcel adjacent to on our existing properties for $1,623. We accounted for this transaction as an asset acquisition and capitalized acquisition related costs of $47.

Our allocation of the purchase price of this acquisition is based on the relative estimated fair value of the acquired assets and assumed liabilities is presented in the table below.

Number
			of				Buildings	Other
Acquisition			Properties/	Square	Purchase		and	Assumed
Date	Location	Type	Buildings	Feet	Price	Land	Improvements	Assets
Jan-17	Manassas, VA	Office	1/1	69,374	$12,657	$1,562	$8,253	$2,842

Total Purchase Price:
Cash consideration	$1,175,140
Acquisition related costs	9,575
Total cash consideration	1,184,715
Preferred units of limited partnership issued (1)	20,221
Acquired net working capital	(1,596)
Assumed mortgage notes	167,548
Non-cash portion of purchase price	186,173
Gross purchase price	$1,370,888

Purchase Price Allocation:
Land	$360,909
Buildings and improvements	681,340
Acquired real estate leases (2)	283,498
Investment in unconsolidated joint ventures	51,305
Cash	11,191
Restricted cash	1,018
Rents receivable	2,672
Other assets	3,640
Total assets	1,426,694

Mortgage notes payable (3)	(167,936)
Assumed real estate lease obligations (2)	(5,776)
Accounts payable and accrued expenses	(10,640)
Rents collected in advance	(1,436)
Security deposits	(4,849)
Net assets acquired	1,204,936

Assumed working capital	(1,596)
Assumed principal balance of debt	167,548
Gross purchase price	$1,370,888

(1)
Pursuant to the terms of the FPO Transaction, each unit of limited partnership interest in FPO's operating partnership that was not liquidated on the closing date was exchanged on a one-for-one basis for 5.5% Series A Cumulative Preferred Units of the surviving subsidiary. As of December 31, 2017, there are 1,814 of 5.5% Series A Cumulative Preferred Units outstanding. Beginning on October of each year and ending January 15 of the following year, with the first such period beginning October 1, 2019, holders have the right to redeem their 5.5% Series A Cumulative Preferred Units for cash equal to $11.15 per unit. Beginning on April 1 of each year and ending June 30 of that year, with the first such period beginning April 1, 2018, we have the right to redeem all or any portion of the outstanding 5.5% Series A Cumulative Preferred Units for cash at $11.15 per unit. As of December 31, 2017, the carrying value of these Series A Cumulative Preferred Units was $20,496 and is recorded as temporary equity on our consolidated balance sheet at December 31, 2017.

(2)
As of the date acquired, the weighted average amortization periods for capitalized above market lease values, lease origination value and capitalized below market lease values were 3.2 years, 3.1 years and 3.8 years, respectively.

(3)	Includes fair value adjustments totaling $388 on $167,936 principal amount of mortgage notes we assumed in connection with the FPO Transaction.

Schedule of Joint Ventures
As of December 31, 2017, our investment in unconsolidated joint ventures consisted of the following:

Joint Venture	GOV Ownership	GOV Carrying Value of Investment at December 31, 2017	Property Type	Number of Buildings	Location	Square Feet
Prosperity Metro Plaza	51%	$27,888	Office	2	Fairfax, VA	328,456
1750 H Street, NW	50%	22,314	Office	1	Washington, DC	115,411
Total		$50,202		3		443,867

The following table provides a summary of the mortgage debt of our unconsolidated joint ventures:

Joint Venture	Interest Rate (1)	Maturity Date	Principal Balance at December 31, 2017
Prosperity Metro Plaza	4.09%	12/1/2029	$50,000
1750 H Street, NW	3.69%	8/1/2024	32,000
Weighted Average/Total	3.93%		$82,000

(1)	Includes the effect of mark to market purchase accounting.

Schedule of Pro Forma Information
The following table presents our pro forma results of operations for the years ended December 31, 2017 and 2016 as if the FPO Transaction and related financing activities had occurred on January 1, 2016. The historical FPO results of operations included in this pro forma financial information have been adjusted to remove the results of operations of properties and joint venture interests FPO sold from January 1, 2016 to October 2, 2017, the closing date of the FPO Transaction. The effect of these adjustments was to decrease pro forma rental income $804 and $17,810 for the years ended December 31, 2017 and 2016, respectively, and to decrease net income (loss) $47,019 and $5,403 for the years ended December 31, 2017 and 2016, respectively.

This pro forma financial information is not necessarily indicative of what our actual financial position or results of operations would have been for the periods presented or for any future period. Differences could result from numerous factors, including future changes in our portfolio of investments, capital structure, property level operating expenses and revenues, including rents expected to be received on our existing leases or leases we may enter during and after 2018, changes in interest rates and other reasons. Actual future results are likely to be different from amounts presented in this pro forma financial information and such differences could be significant.

	Year Ended December 31,
	2017	2016
Rental income	$437,101	$412,245
Net income (loss)	(25,898)	11,630
Net income (loss) per share	$(0.26)	$0.12

Summarized balance sheet and income statement information for properties classified as discontinued operations
Summarized balance sheet and income statement information for this property is as follows:

Balance Sheets

As of December 31,
2016
Real estate properties, net	$12,260
Other assets	281
Assets of discontinued operations	$12,541

Other liabilities	$45
Liabilities of discontinued operations	$45

Statements of Operations

	Year Ended December 31,
	2017	2016	2015
Rental income	$17	$68	$114
Real estate taxes	(88)	(97)	(92)
Utility expenses	(97)	(146)	(161)
Other operating expenses	(202)	(300)	(272)
General and administrative	(76)	(114)	(114)
Increase in carrying value of property included in discontinued operations	619	—	—
Income (loss) from discontinued operations	$173	$(589)	$(525)
Below are the components of our income from discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net gain (loss) on issuance of shares by Select Income REIT	$72	$86	$(42,145)
Loss on impairment of Select Income REIT investment	—	—	(203,297)
Equity in earnings of Select Income REIT	21,584	35,381	18,620
Income (loss) from property discontinued operations	173	(589)	(525)
Income (loss) from discontinued operations	$21,829	$34,878	$(227,347)

Schedule of future minimum lease payments related properties (excluding real estate tax and other expense reimbursements)
Our future minimum lease payments related to our consolidated properties and estimated real estate tax and other expense reimbursements scheduled to be received during the current terms of the existing leases as of December 31, 2017 are as follows:

2018	$367,883
2019	330,792
2020	258,847
2021	220,758
2022	180,558
Thereafter	564,621
$1,923,459

Schedule of minimum rental payments	Future minimum rental payments due under the lease, net of subleased revenue, as of December 31, 2017 are summarized as follows:

2018	$1,543
2019	1,584
2020	1,627
2021	139
$4,893